Shareholder Report, Holdings (Details) - C000009521 [Member]	Jul. 31, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.16%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.69%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%